RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	3 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of impact of restatement on the balance sheets and statements of operations

	As of December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$416,346,780	$—	$416,346,780
Liabilities and Shareholders’ equity
Total current liabilities	$416,521	$—	$416,521
Deferred underwriting commissions	14,490,000	—	14,490,000
Derivative liabilities	—	40,532,280	40,532,280
Total liabilities	14,906,521	40,532,280	55,438,801
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	396,440,250	(40,532,280)	355,907,970
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	176	405	581
Class B ordinary shares - $0.0001 par value	1,035	—	1,035
Additional paid-in-capital	5,013,277	11,784,745	16,798,022
Accumulated deficit	(14,479)	(11,785,150)	(11,799,629)
Total shareholders’ equity	5,000,009	—	5,000,009
Total liabilities and shareholders’ equity	$416,346,780	$—	$416,346,780

	Period From September 28, 2020 (Inception) Through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations
Loss from operations	$(35,004)	$(35,004)
Other (expense) income:
Change in fair value of derivative liabilities	—	(10,659,080)	(10,659,080)
Transaction costs - derivative liabilities	—	(1,126,070)	(1,126,070)
Net gain from investments held in Trust Account	20,525	—	20,525
Total other (expense) income	20,525	(11,785,150)	(11,764,625)
Net loss	$(14,479)	$(11,785,150)	$(11,799,629)

Basic and Diluted weighted-average Class A ordinary common stock	41,400,000	—	41,400,000
Basic and Diluted net loss per Class A share	$0.00	—	$0.00
Basic and Diluted weighted-average Class B ordinary common stock	10,350,000	—	10,350,000
Basic and Diluted net loss per Class B share	$(0.00)	(1.14)	$(1.14)

	As of December 15, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$416,788,700	$—	$416,788,700
Liabilities and Shareholders’ equity
Total current liabilities	$762,402	$—	$762,402
Deferred underwriting fee payable	14,490,000	—	14,490,000
Derivative liabilities	—	29,873,200	29,873,200
Total liabilities	15,252,402	29,873,200	45,125,602
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	396,536,290	(29,873,200)	366,663,090
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	175	298	473
Class B ordinary shares - $0.0001 par value	1,035	—	1,035
Additional paid-in-capital	5,003,798	1,125,772	6,129,570
Accumulated deficit	(5,000)	(1,126,070)	(1,131,070)
Total shareholders’ equity	5,000,008	—	5,000,008
Total liabilities and shareholders’ equity	$416,788,700	$—	$416,788,700